Leases - Schedule of Right-of-use Assets (Details) - Right-of-use assets [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	€ 30,967	€ 30,020
Lease agreements entered into during the period	3,289	4,669
Depreciation for the year	(1,514)	(1,433)
Other	951	(287)
Effect of changes in exchange rates	622	(798)
Transfer to disposal groups held for sale		(1,204)
Ending balance	34,315	30,967
Bio Gas [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	20	46
Depreciation for the year	(20)	(26)
Ending balance		20
Italy [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	9,526	8,733
Lease agreements entered into during the period	3,289	2,527
Depreciation for the year	(395)	(262)
Other	781	(1,472)
Ending balance	13,201	9,526
Spain [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	2,327	2,314
Depreciation for the year	(135)	(126)
Other	154	139
Ending balance	2,346	2,327
Talasol [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	7,595	7,183
Depreciation for the year	(468)	(455)
Other	213	867
Ending balance	7,340	7,595
Pumped storage [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	9,425	10,413
Depreciation for the year	(434)	(429)
Other	108	110
Effect of changes in exchange rates	520	(669)
Ending balance	9,619	9,425
USA [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance	2,074
Lease agreements entered into during the period		2,142
Depreciation for the year	(62)	(24)
Other	(305)
Effect of changes in exchange rates	102	(44)
Ending balance	€ 1,809	2,074
Talmei Yosef [Member]
Leases - Schedule of Right-of-use Assets (Details) [Line Items]
Beginning balance		1,331
Depreciation for the year		(111)
Other		69
Effect of changes in exchange rates		(85)
Transfer to disposal groups held for sale		€ (1,204)
Ending balance